Subsequent Events (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2018	Jan. 04, 2018	May 31, 2017	Mar. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Series A Convertible Preferred Stock [Member]
Conversion of stock into shares			67		232,151	8,990	67
Before Reverse Split [Member] | Series A Convertible Preferred Stock [Member]
Conversion of stock into shares			1,000		3,445,266		1,000
NIS [Member]
Monthly consultation fee		$ 40,000
CardioSert Ltd [Member]
Initial payment	$ 250,000	$ 50,000
Buy back amount per patent		$ 1.00
CardioSert Ltd [Member] | Minimum [Member]
Investments		$ 2,000,000
Subsequent Event [Member]
Buy back amount per patent		$ 1.00
Conversion of stock into shares				101,063
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Conversion of stock into shares				1,500
Subsequent Event [Member] | Before Reverse Split [Member]
Conversion of stock into shares				1,500,000
Subsequent Event [Member] | NIS [Member]
Monthly consultation fee		$ 40,000,000
Subsequent Event [Member] | Minimum [Member]
Investments		$ 2,000,000
Subsequent Event [Member] | CardioSert Ltd [Member]
Patent description		closing of the acquisition expected in April 2018, CardioSert's issued U.S. patent and three patent applications pending worldwide will be added to Microbot's patent portfolio which will then have a patent portfolio of 25 issued/allowed patents and 15 patent applications pending worldwide.
Initial payment		$ 50,000